Components of other comprehensive income (loss) - Schedule of analysis of the other comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Balances at the beginning	$ (149,210)	[1]	$ (218,186)
Comprehensive (loss) income of the year	4,060		69,112
Deferred tax effect	(159)		(136)		$ 2,386
Net balances at the end	(145,309)		(149,210)	[1]	(218,186)
Remeasurements of employee benefits
Balances at the beginning	(721)		(427)
Comprehensive (loss) income of the year	253		(432)
Deferred tax effect	(79)		138
Net balances at the end	(547)		(721)		(427)
Derivative and non-derivative financial instruments
Balances at the beginning	(365)		(80,124)
Comprehensive (loss) income of the year	336		80,033
Deferred tax effect	(80)		(274)
Net balances at the end	(109)		(365)		(80,124)
Exchange differences on the translation of foreign
Balances at the beginning	(148,124)		(137,635)
Comprehensive (loss) income of the year	3,471		(10,489)
Net balances at the end	$ (144,653)		$ (148,124)		$ (137,635)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.